Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Mutual Funds - 4.5%	Shares	Fair Value
Business Credit Institutions - 3.2%
Hercules Capital, Inc. (b)	400,000	$6,708,000

Investing - 1.3%
Main Street Capital Corp. (b)	62,000	2,620,740

Total Mutual Funds (Cost $7,375,668)		9,328,740

Common Stock - 72.0%

Activities Related to Credit Intermediation - 1.0%
Western Union Co.	175,000	2,131,500

Biological Products, except Diagnostic Substances - 1.8%
Gilead Sciences, Inc. (d)	50,000	3,807,000

Crude Petroleum - 4.7%
EOG Resources, Inc.	36,000	4,771,080
Pioneer Natural Resources Co.	22,000	4,964,740
		9,735,820

Cut and Sew Apparel Manufacturing - 2.7%
Ralph Lauren Corp.	42,400	5,568,392

Eating Places - 3.4%
Cracker Barrel Old Country Store, Inc. (b)	75,000	6,990,000

Electric Power Generation, Transmission and Distribution - 4.8%
Exelon Corp. (c)	130,000	5,441,800
Portland General Electric Co. (b)	94,400	4,500,048
		9,941,848

Electric Services - 2.6%
Dominion Energy, Inc.	100,000	5,355,000

Fruit and Vegetable Preserving and Specialty Food Manufacturing - 3.5%
Conagra Brands, Inc. (b)(c)	225,000	7,382,250

Grain and Oilseed Milling - 1.6%
Ingredion, Inc. (b)	30,000	3,337,800

Metal Ore Mining - 1.9%
Vale SA ADR	275,000	4,023,250

Nondepository Credit Intermediation - 1.8%
OneMain Holdings, Inc. (b)	84,000	3,820,320

Oil and Gas Extraction - 7.2%
Canadian Natural Resources Ltd. ADR (c)	150,000	9,120,000
Phillips 66 (d)	54,000	6,023,700
		15,143,700

Other Miscellaneous Manufacturing - 2.2%
British American Tobacco Plc ADR (c)	135,000	4,546,800

Petroleum Refining - 2.9%
TotalEnergies SE ADR	100,000	6,085,000

Pharmaceutical and Medicine Manufacturing - 1.8%
Novo Nordisk A/S ADR	24,000	3,866,400

Pharmaceutical Preparations - 1.6%
AbbVie, Inc. (d)	22,000	3,290,760

Pipeline Transportation of Natural Gas - 7.1%
Antero Midstream Corp. (b)	250,000	2,985,000
Equitrans Midstream Corp. (b)	375,000	3,888,750
TC Energy Corp. ADR (c)	220,000	7,891,400
		14,765,150

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 3.3%
LyondellBasell Industries N.V. (Netherlands) ADR (d)	70,000	6,920,200

Semiconductors & Related Devices - 3.5%
Texas Instruments, Inc. (c)	40,500	7,290,000

Support Activities for Mining - 2.7%
BHP Group Ltd. ADR (b)	90,000	5,638,500

Surety Insurance - 3.2%
Old Republic International Corp. (c)	240,000	6,616,800

Tobacco Manufacturing - 3.9%
Altria Group, Inc. (c)	180,000	8,175,600

Traveler Accommodation - 2.8%
Vail Resorts, Inc. (c)	25,000	5,887,250

Total Common Stock (Cost $146,858,546)		150,319,340

Master Limited Partnership - 15.5%

Investment Advice - 3.1%
AllianceBernstein Holding LP (c)	204,000	6,566,760

Natural Gas Transmission - 12.4%
Energy Transfer L.P. (d)	750,500	9,974,145
Enterprise Products Partners L.P. (d)	300,000	7,953,000
MPLX LP (c)	224,000	7,954,240
		25,881,385

Total Master Limited Partnership (Cost $21,912,428)		32,448,145

Real Estate Investment Trusts (REITs) - 7.9%

Apple Hospitality REIT, Inc. (b)(c)	380,000	5,890,000
Lamar Advertising Co. (d)	25,000	2,467,500
Sabra Health Care REIT, Inc. (c)	225,000	2,922,750
Spirit Realty Capital, Inc. (b)	130,000	5,242,900

Total Real Estate Investment Trusts (REITs) (Cost $17,459,724)		16,523,150

Short-Term Investments: 1.8%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 5.10% (a)	3,802,660	3,802,660
Total Short-Term Investments (Cost $3,802,660)		3,802,660

Investments Purchased with Proceeds from Securities Lending: 19.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (a)	40,569,726	40,569,726
Total Investments Purchased with Proceeds from Securities Lending (Cost $40,569,726)		40,569,726

Total Investments - 121.1% (cost $237,978,752)		252,991,761
Total Value of Options Written (Premiums received $180) - (0.0%)		(12)
Other Assets and Liabilities - (21.1)%		(44,138,401)
Total Net Assets Applicable to Common Stockholders - 100.0%		$208,853,348

Note: Percentages indicated are based on the net assets of the Fund.

ADR	American Depository Receipt
(a)	Rate indicated is the current yield as of July 31, 2023.
(b)	All or a portion of this security is on loan.
(c)
All or a portion of this security has been pledged as collateral in connection with the Fund's Special Custody Account Agreement.
As of July 31, 2023, the total value of securites pledged as collateral for the Special Custody Account Agreement was $78,165,969.

(d)	All or a portion of the security represents collateral for written options. The value of the securities segregated as collateral for written options is $38,459,105, which is 18.4% of total net assets.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
July 31, 2023
(unaudited)

Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Call Options
OneMain Holdings, Inc.	August 2023	$50	2	$9,096	$(12)
					(12)

Total Value of Options Written (Premiums received $180)					$(12)

At July 31, 2023, the Funds' assets carried at market value were classified as follows:

High Income-Equity Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$9,328,740	$-	$-	$9,328,740
Common Stock	150,319,340	-	-	150,319,340
Master Limited Partnerships	32,448,145	-	-	32,448,145
Real Estate Investment Trusts	16,523,150	-	-	16,523,150
Short-Term Investments (b)	3,802,660	-	-	3,802,660
Investments Purchased as
Securities Lending Collateral (c)	-	-	-	40,569,726
Total Investments in Securities	$203,093,295	$-	$-	$252,991,761
Liabilities
Written Options	$12	$-	$-	$12

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at July 31, 2023.
(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with ASC 820. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Fund did not hold any Level 2 or 3 securities during the period ended July 31, 2023.